Schedule of Short Term Bank Loans (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Debt Disclosure [Abstract]
Trade financing	$ 1,388,443	$ 1,215,217
Issuance of commercial paper	3,000,000	3,000,000
Borrowings	$ 4,388,443	$ 4,215,217